Significant Accounting Policies (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 27, 2019 USD ($)	Aug. 01, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies (Details) [Line Items]
Consideration amount	$ 5,608	$ 5,760	$ 2,380
operating lease ROU assets				$ 49,539
Operating lease liabilities				$ 51,706
Lease incentives					2,048
Number of operating segments				4
Severance costs				$ 3,718	3,919	$ 4,346
Retirement savings plan, description				The Company has a 401(k) retirement savings plan for most of its U.S. employees. Each eligible employee may elect to contribute a portion of its employee's compensation to the plan. The Company has a discretionary employer match.
Employer match expense				$ 1,144	854	429
Employee Stock Ownership Plan (ESOP), Classification of Dividends				zero
Derivative, gain (loss) on derivative, net, total				$ 535	(869)	(300)
Accumulated other comprehensive income (loss), net of tax				$ (2,381)	(7,820)
Leases [Member]
Significant Accounting Policies (Details) [Line Items]
operating lease ROU assets					34,439
Operating lease liabilities					36,487
Vehicles [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life				3 years
Software Development [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life				7 years
Options Strategies Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative, notional amount				$ 24,296	40,871	31,111
Forward Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative, notional amount				74,297	17,731	9,600
Options and Forward Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative, notional amount				$ 15,384	$ 4,950	$ 0